Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings
22.
Borrowings

During the year 2021, dLocal has received borrowings from a financial institution in Brazilian Reais (BRZ) amounting to USD 5,000 (BRZ 27 million) for working capital, with expiration date on April 19, 2022 and accruing interest at an annual fixed interest rate of 1.85%. The total outstanding as of December 31, 2021 amounts to USD 5,015 and is disclosed in the line "Borrowings".